Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 15, 2012
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 15, 2012
Prospectus Date	rr_ProspectusDate	Dec 30, 2011

Preferred Securities Fund (Prospectus Summary): | Preferred Securities Fund
PREFERRED SECURITIES FUND

Supplement dated June 15, 2012

to the Class A, Class C, and Class P Prospectus

for Principal Funds, Inc.

dated December 30, 2011

(as supplemented on January 30, 2012, February 29, 2012, March 16, 2012,

March 30, 2012, April 30, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Fees and Expenses of the Fund
Delete the last sentence in the paragraph under this heading and substitute:

More information about these and other discounts is available from your financial professional and in

“Choosing a Share Class and The Costs of Investing” beginning on page 47 of the Fund’s prospectus and

“Multiple Class Structure” beginning on page 59 of the Fund’s Statement of Additional Information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Preferred Securities Fund (Prospectus Summary): | Preferred Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PREFERRED SECURITIES FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Class A, Class C, and Class P Prospectus

for Principal Funds, Inc.

dated December 30, 2011

(as supplemented on January 30, 2012, February 29, 2012, March 16, 2012,

March 30, 2012, April 30, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseHeading1	ck0000898745_Expenseheading1	Delete the last sentence in the paragraph under this heading and substitute:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

More information about these and other discounts is available from your financial professional and in

“Choosing a Share Class and The Costs of Investing” beginning on page 47 of the Fund’s prospectus and

“Multiple Class Structure” beginning on page 59 of the Fund’s Statement of Additional Information.

Preferred Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSAX
Preferred Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRFCX
Preferred Securities Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSPX

Diversified Real Asset Fund (Prospectus Summary): | Diversified Real Asset Fund
DIVERSIFIED REAL ASSET FUND

Supplement dated June 15, 2012

to the Class A, Class C, and Class P Prospectus

for Principal Funds, Inc.

dated December 30, 2011

(as supplemented on January 30, 2012, February 29, 2012, March 16, 2012,

March 30, 2012, April 30, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Fees and Expenses of the Fund
Delete the last sentence in the paragraph under this heading and substitute:

More information about these and other discounts is available from your financial professional and in

“Choosing a Share Class and The Costs of Investing” beginning on page 47 of the Fund’s prospectus and

“Multiple Class Structure” beginning on page 59 of the Fund’s Statement of Additional Information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Diversified Real Asset Fund (Prospectus Summary): | Diversified Real Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DIVERSIFIED REAL ASSET FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Class A, Class C, and Class P Prospectus

for Principal Funds, Inc.

dated December 30, 2011

(as supplemented on January 30, 2012, February 29, 2012, March 16, 2012,

March 30, 2012, April 30, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseHeading1	ck0000898745_Expenseheading1	Delete the last sentence in the paragraph under this heading and substitute:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

More information about these and other discounts is available from your financial professional and in

“Choosing a Share Class and The Costs of Investing” beginning on page 47 of the Fund’s prospectus and

“Multiple Class Structure” beginning on page 59 of the Fund’s Statement of Additional Information.

Diversified Real Asset Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRDAX
Diversified Real Asset Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRDCX
Diversified Real Asset Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRDPX

Small-MidCap Dividend Income Fund (Prospectus Summary): | Small-MidCap Dividend Income Fund
SMALL-MIDCAP DIVIDEND INCOME FUND

Supplement dated June 15, 2012

to the Class A, Class C, and Class P Prospectus

for Principal Funds, Inc.

dated December 30, 2011

(as supplemented on January 30, 2012, February 29, 2012, March 16, 2012,

March 30, 2012, April 30, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Fees and Expenses of the Fund
Delete the last sentence in the paragraph under this heading and substitute:

More information about these and other discounts is available from your financial professional and in

“Choosing a Share Class and The Costs of Investing” beginning on page 47 of the Fund’s prospectus and

“Multiple Class Structure” beginning on page 59 of the Fund’s Statement of Additional Information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Small-MidCap Dividend Income Fund (Prospectus Summary): | Small-MidCap Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALL-MIDCAP DIVIDEND INCOME FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Class A, Class C, and Class P Prospectus

for Principal Funds, Inc.

dated December 30, 2011

(as supplemented on January 30, 2012, February 29, 2012, March 16, 2012,

March 30, 2012, April 30, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseHeading1	ck0000898745_Expenseheading1	Delete the last sentence in the paragraph under this heading and substitute:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

More information about these and other discounts is available from your financial professional and in

“Choosing a Share Class and The Costs of Investing” beginning on page 47 of the Fund’s prospectus and

“Multiple Class Structure” beginning on page 59 of the Fund’s Statement of Additional Information.

Small-MidCap Dividend Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDAX
Small-MidCap Dividend Income Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDPX

Global Multi-Strategy Fund (Prospectus Summary): | Global Multi-Strategy Fund
GLOBAL MULTI-STRATEGY FUND

Supplement dated June 15, 2012

to the Class A, Class C, and Class P Prospectus

for Principal Funds, Inc.

dated December 30, 2011

(as supplemented on January 30, 2012, February 29, 2012, March 16, 2012,

March 30, 2012, April 30, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Fees and Expenses of the Fund
Delete the last sentence in the paragraph under this heading and substitute:

More information about these and other discounts is available from your financial professional and in

“Choosing a Share Class and The Costs of Investing” beginning on page 47 of the Fund’s prospectus and

“Multiple Class Structure” beginning on page 59 of the Fund’s Statement of Additional Information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Global Multi-Strategy Fund (Prospectus Summary): | Global Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL MULTI-STRATEGY FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Class A, Class C, and Class P Prospectus

for Principal Funds, Inc.

dated December 30, 2011

(as supplemented on January 30, 2012, February 29, 2012, March 16, 2012,

March 30, 2012, April 30, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseHeading1	ck0000898745_Expenseheading1	Delete the last sentence in the paragraph under this heading and substitute:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

More information about these and other discounts is available from your financial professional and in

“Choosing a Share Class and The Costs of Investing” beginning on page 47 of the Fund’s prospectus and

“Multiple Class Structure” beginning on page 59 of the Fund’s Statement of Additional Information.

Global Multi-Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSAX
Global Multi-Strategy Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSPX